PRAGMA INVESTMENT TRUST

                         PRAGMA PROVIDENCE FUND




                            SEMIANNUAL REPORT
                            SEPTEMBER 30, 1996
                               (UNAUDITED)





          INVESTMENT ADVISER                      ADMINISTRATOR
              PRAGMA, Inc.                       MGF Service Corp.
          7150 Greenville Ave.                   312 Walnut Street
           Suite 101 - LB 340                     P.O. Box 5354
          Dallas, Texas 75231              Cincinnati, Ohio 45202-5354
             1.214.373.3585                       1.800.738.2065

PRAGMA Providence Fund
Statement of Assets and Liabilities
September 30, 1996 (Unaudited)

ASSETS
Investments in securities:
  At acquisition cost                                                $3,363,075
                                                                     ==========
  At value (Note 1)                                                  $3,447,812
Investment in repurchase agreements                                     587,000
Cash                                                                        340
Dividends receivable                                                      1,333
                                                                     ----------
  TOTAL ASSETS                                                        4,036,485
                                                                     ----------

LIABILITIES
Payable to affiliates (Note 3)                                            4,825
                                                                     ----------
  TOTAL LIABILITIES                                                       4,825
                                                                     ----------

NET ASSETS                                                           $4,031,660
                                                                     ==========

Net assets consist of:
Capital shares                                                       $4,116,169
Accumulated net realized losses from security transactions             (158,984)
Accumulated net investment loss                                         (10,262)
Net unrealized appreciation on investments                               84,737
                                                                     ----------
Net assets                                                           $4,031,660
                                                                     ==========

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                            408,326
                                                                     ==========

Net asset value, redemption price and offering price
  per share (Note 1)                                                 $     9.87
                                                                     ==========


See accompanying notes to financial statements.

PRAGMA Providence Fund
Statement of Operations
For the Six Months Ended September 30, 1996  (Unaudited)

INVESTMENT INCOME
  Interest income                                                    $    8,230
  Dividend  income                                                        3,387
                                                                     ----------
       TOTAL INVESTMENT INCOME                                           11,617
                                                                     ----------

EXPENSES
  Investment advisory fees                                               21,879
                                                                     ----------

NET INVESTMENT LOSS                                                     (10,262)
                                                                     ----------

REALIZED AND UNREALIZED LOSSES
  ON INVESTMENTS
  Net realized losses from security transactions                       (158,984)
  Net change in unrealized appreciation/depreciation on investments      84,737
                                                                     ----------

NET REALIZED AND UNREALIZED
  LOSSES ON INVESTMENTS                                                 (74,247)
                                                                     ----------

NET DECREASE IN NET ASSETS FROM
  OPERATIONS                                                         $  (84,509)
                                                                     ==========

See accompanying notes to financial statements.

PRAGMA Providence Fund
Statement of Changes in Net Assets
For the Six Months Ended September 30, 1996  (Unaudited)

FROM OPERATIONS:
   Net investment loss                                               $  (10,262)
   Net realized losses from security transactions                      (158,984)
   Net change in unrealized appreciation/
      depreciation on investments                                         84,737
                                                                     -----------
Net decrease in net assets from operations                              (84,509)
                                                                     -----------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income                                     --
   Distributions from net realized gains                                    --
                                                                     -----------
Decrease in net assets from distributions to shareholders                   --
                                                                     -----------

FROM CAPITAL SHARE TRANSACTIONS (A):
   Proceeds from shares sold                                           3,616,169
   Net asset value of shares issued in
    reinvestment of distributions to shareholders                           --
   Payments for shares redeemed                                             --
                                                                     -----------
Net increase in net assets from capital share transactions             3,616,169
                                                                     -----------

TOTAL INCREASE IN NET ASSETS                                           3,531,660

NET ASSETS:
   Beginning of period                                                   500,000
                                                                     -----------
   End of period                                                     $ 4,031,660
                                                                     ===========

(A)CAPITAL SHARE ACTIVITY:
   Shares sold                                                           358,326
   Shares issued in reinvestment of distributions to shareholders           --
   Shares redeemed                                                          --
                                                                     -----------
     Net increase in shares outstanding                                  358,326
   Shares outstanding, beginning of period                                50,000
                                                                     -----------
   Shares outstanding, end of period                                     408,326
                                                                     ===========

See accompanying notes to financial statements.

PRAGMA Providence Fund
Financial Highlights
For the Period Ended September 30, 1996 (A) (Unaudited)


Net asset value at beginning of period                            $  10.00
                                                                  --------

Income from investment operations:
  Net investment loss                                                (0.03)
  Net realized and unrealized losses on investments                  (0.10)
                                                                  --------
Total from investment operations                                     (0.13)
                                                                  --------

Less distributions:
  Dividends from net investment income                                --
  Distributions from net realized gains                               --
                                                                  --------
Total distributions                                                   --
                                                                  --------

Net asset value at end of period                                  $   9.87
                                                                  ========

Total return                                                       (2.59)%(B)
                                                                  ========

Net assets at end of period (000's)                                $ 4,032
                                                                  ========

Ratio of expenses to average net assets                              1.50%(B)

Ratio of net investment loss to average net assets                  (.70)%(B)
Portfolio turnover rate                                               244%(B)

Average commission rate per share                                  $0.0545

(A)Represents the period from the initial public offering of shares (April 1, 1996) through September 30, 1996.
(B)Annualized.

See accompanying notes to financial statements.

PRAGMA Providence Fund
Portfolio of Investments
September 30, 1996 (Unaudited)
                                                                        Market
INVESTMENTS IN COMMON STOCK-85.5%               Shares                  Value

MEDICAL SCIENCE-31.8%

  MEDICAL-BIOGENETICS-11.7%
  Amgen, Inc.*                                     700          $      44,187
  Biogen, Inc.*                                    700                 53,200
  Biomatrix, Inc.*                               2,700                 45,225
  Chiron Corp.*                                  3,200                 60,800
  Corvas International, Inc.*                    8,000                 37,000
  Ergo Science Corp.*                            3,000                 45,000
  Genome Therapeutics Corp.*                     4,300                 38,162
  Genzyme Corp.-General Division*                2,800                 71,400
  Gilead Sciences, Inc.*                         1,400                 39,550
  Isis Pharmaceuticals, Inc.*                    2,200                 35,475
                                                                 ------------
                                                                $     469,999
                                                                 ------------

  MEDICAL-PRODUCTS/DRUG DELIVERY-12.9%
  Allergan, Inc.                                 1,000          $      38,125
  Baxter International, Inc.                     1,600                 74,800
  Boston Scientific Corp.*                       1,000                 57,500
  Dentsply International, Inc.                   1,000                 44,500
  Escalon Medical Corp.*                        15,000                 24,375
  Guidant Corp.                                    800                 44,200
  Invacare Corp.                                 2,700                 75,600
  Nellcor Puritan Bennett, Inc.*                 1,600                 35,200
  OrthoLogic Corp.*                              4,000                 42,500
  Pharmacia & Upjohn, Inc.                       1,000                 41,250
  Sybron International Corp.*                    1,500                 43,500
                                                                 ------------
                                                                $     521,550
                                                                 ------------

  MEDICAL-SYSTEMS/SERVICES-7.2%
  ADAC Laboratories                              1,900          $      38,237
  Cryolife, Inc.*                                2,600                 33,150
  Housecall Medical Resources, Inc.*             3,000                 15,750
  IDEXX Laboratories, Inc.*                      1,200                 54,300
  Meridian Diagnostics, Inc.                     3,300                 44,137
  NeoPath, Inc.*                                 1,900                 36,575
  Star Multi Care Services, Inc.*                4,600                 31,338
  Techne Corp.*                                  1,500                 35,063
                                                                 ------------
                                                                $     288,550
                                                                 ------------

TOTAL MEDICAL SCIENCE                                           $   1,280,099
                                                                 ------------

TECHNOLOGY-26.6%

  TECHNOLOGY-COMMUNICATIONS-9.1%
  AirTouch Communications, Inc.*                 1,400          $      38,675
  General Motors Corp.-Class H                     700                 40,425
  Lucent Technologies, Inc.                      1,800                 82,575
  MCI Communications Corp.                       1,500                 38,437
  Netscape Communications Corp.*                   800                 37,100
  QUALCOMM, Inc.*                                1,000                 42,500
  Tellabs, Inc.*                                   700                 49,438
  U.S. Robotics Corp.*                             600                 38,775
                                                                 ------------
                                                                $     367,925
                                                                 ------------

  TECHNOLOGY-COMPUTER SOFTWARE/HARDWARE-10.5%
  Broderbund Software, Inc.*                     2,000          $      58,000
  Business Objects S.A. - ADR*                   2,000                 38,500
  Cisco Systems, Inc.*                             700                 43,444
  Intel Corp.                                      600                 57,262
  International Business Machines Corp.            600                 74,700
  Oracle Corp.*                                  1,000                 42,563
  Sun Microsystems, Inc.*                          800                 49,700
  Texas Instruments, Inc.                        1,100                 60,638
                                                                 ------------
                                                                $     424,807
                                                                 ------------

  TECHNOLOGY-SYSTEMS/SERVICES-7.0%
  American Management Systems, Inc.*             1,700          $      47,600
  Computer Learning Centers, Inc.*               1,600                 44,800
  Fair Isaac & Co., Inc.                         1,800                 69,750
  Health Management Systems, Inc.*               1,300                 38,025
  National Data Corp.                            1,100                 47,988
  Shared Medical Systems Corp.                     600                 34,200
                                                                  -----------
                                                                 $    282,363
                                                                  -----------

TOTAL TECHNOLOGY                                                 $  1,075,095
                                                                  -----------

OTHER-27.1%

  COMMERCIAL TECHNOLOGY/SERVICES-18.9%
  A.S.V., Inc.*                                  3,000           $     51,000
  Caraustar Industries, Inc.                     1,300                 38,594
  Chart Industries, Inc.                         2,600                 45,825
  Daimler-Benz AG - ADR                            800                 44,200
  IMCO Recycling, Inc.                           2,600                 42,250
  Ionics, Inc.*                                    900                 42,412
  Millipore Corp.                                1,000                 39,500
  Molten Metal Technology, Inc.*                 1,200                 38,400
  Newpark Resources, Inc.*                       1,000                 36,375
  Oceaneering International, Inc.*               4,400                 74,800
  Raychem Corp.                                    600                 45,000
  Republic Industries, Inc.*                     1,600                 46,400
  Safety Kleen Corp.                             2,300                 37,950
  Thermo Electron Corp.*                         1,800                 72,900
  Unocal Corp.                                   1,000                 36,000
  U.S. Filter Corp.*                             2,100                 71,662
                                                                   ----------
                                                                  $   763,268
                                                                   ----------

  SYSTEMS/SERVICES-8.2%
  Alaska Air Group, Inc.*                        2,000            $    42,750
  ClinTrials Research, Inc.*                     1,100                 44,825
  Norrell Corp.                                  1,600                 50,400
  Omnicare, Inc.                                 3,200                 97,600
  Staples, Inc.*                                 2,000                 44,375
  UICI*                                          1,900                 49,400
                                                                   ----------
                                                                  $   329,350
                                                                   ----------

                                                                   ----------
TOTAL OTHER                                                       $ 1,092,618
                                                                   ----------

  TOTAL COMMON STOCK                                              $ 3,447,812
  (Cost $3,363,075)                                                ----------

                                                    Face              Market
REPURCHASE AGREEMENTS(a)-14.6%                     Amount             Value
  Star Bank, N.A., 5.300%, dated 9/30/96,
  due 10/1/96, repurchase proceeds $587,086   $   587,000         $   587,000
                                               ----------          ----------
  TOTAL REPURCHASE AGREEMENTS                 $   587,000         $   587,000
                                               ==========          ==========
TOTAL INVESTMENTS AND REPURCHASE
  AGREEMENTS AT VALUE-100.1%                                      $ 4,034,812

OTHER ASSETS AND LIABILITIES, NET-(0.1)%                               (3,152)
                                                                   ----------
NET ASSETS-100.0%                                                 $ 4,031,660
                                                                   ==========

* Non-income producing securities.
(a) Repurchase agreements are fully collateralized by U.S. Government obligations.

See accompanying notes to financial statements.

PRAGMA Providence Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 1996 (Unaudited)

1.   Significant Accounting Policies

The PRAGMA Providence Fund (the Fund) is a diversified series of PRAGMA Investment Trust (the Trust), which is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust was organized as an Ohio business trust on January 10, 1996. The Fund was capitalized on February 13, 1996, when John H. Alban, Jr., the President of the Fund's investment adviser, PRAGMA, Inc. (the Adviser), purchased the initial shares of the Fund at $10.00 per share. The public offering of shares of the Fund commenced on April 1, 1996. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

The Fund's investment objective is to seek long-term capital appreciation through investment in common stocks. Dividend income is only an incidental consideration to the Fund's investment objective.

The following is a summary of the Fund's significant accounting policies:

Organization costs -- Subsequent to February 20, 1996, the Fund was informed by the Adviser that the Adviser would absorb the organization costs for which the Fund had previously recorded an estimated accrual of $35,000. Accordingly, in the period ended September 30, 1996, such organization costs and estimated accrual were eliminated.

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued based on the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based on upon the closing price on the principal exchange where the security is traded.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which, together with accrued interest, approximates market. At the time the Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of the Fund is equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Distributions to shareholders -- Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code (the Code) available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years

As of September 30, 1996, net unrealized appreciation of securities was $84,737 for federal income tax purposes, of which $258,063 related to appreciated securities and $173,326 related to depreciated securities. The aggregate cost of investments at September 30, 1996 was $3,363,075 for federal income tax purposes.

2.  Investment Transactions

During the period ended September 30, 1996, purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $6,567,398 and $3,045,339, respectively.

3.  Transactions with Affiliates

The Chairman of the Board of the Trust is also the President of the Adviser. Certain other trustees and officers of the Trust are also officers of the Adviser or of MGF Service Corp. (MGF), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust.

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of average daily net assets of the Fund. The Adviser pays all operating expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of independent Trustees and any extraordinary expenses.

In addition, the Adviser is contractually obligated to reduce its investment management fee in an amount equal to the fees and expenses, if any, of the Trust's independent Trustees.

ADMINISTRATION, ACCOUNTING AND TRANSFER AGENCY AGREEMENTS
Under the terms of the Administration, Accounting, and Transfer Agency Agreements between the Trust, the Adviser and MGF, MGF supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. MGF supervises the preparation of tax returns for the Fund, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. In addition, MGF maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. MGF also calculates the daily net asset value per share and maintains the financial books and records of the Fund. For the performance of these services, the Adviser, out of its investment management fee, pays MGF a monthly base fee, an asset based fee, and a fee based on the number of shareholder accounts. In addition, the Adviser reimburses MGF for its out-of-pocket expenses including, but not limited to, postage, supplies and the costs of pricing the Fund's portfolio securities.